Property, Plant and Equipment, Net - Schedule of Depreciation Expenses on Property, Plant and Equipment (Details) - Property, Plant and Equipment [Member] $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Depreciation Expenses on Property, Plant and Equipment [Line Items]
Total depreciation expenses	$ 379,676	¥ 425,588	¥ 1,834,972
Cost of revenues [Member]
Schedule of Depreciation Expenses on Property, Plant and Equipment [Line Items]
Total depreciation expenses	67,992	121,565	489,537
Sales and marketing expenses [Member]
Schedule of Depreciation Expenses on Property, Plant and Equipment [Line Items]
Total depreciation expenses	59,465	192,728	979,864
General and administrative expenses [Member]
Schedule of Depreciation Expenses on Property, Plant and Equipment [Line Items]
Total depreciation expenses	$ 252,219	¥ 111,295	¥ 365,571